N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Jun. 28, 2024
Amendment Flag	false
C000154619 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.83%
C000154619 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.08%
C000099457 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.53%
C000099457 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.78%